Cash and cash equivalents (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pledged deposits	$ 11.5	$ 21.0
New York Agency [Member] | New York State Banking Department [Member]
Pledged deposits	$ 3.0	$ 3.0